Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2014	Dec. 31, 2013
Series C Preferred Stock [Member]
Convertible redeemable preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001
Convertible redeemable preferred stock, shares issued	0	87
Convertible redeemable preferred stock, shares outstanding	0	87
Series D Preferred Stock [Member]
Convertible redeemable preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001
Convertible redeemable preferred stock, shares issued	0	860
Convertible redeemable preferred stock, shares outstanding	0	860
Series B Preferred Stock [Member]
Series B convertible redeemable preferred stock par value (in Dollars per share)	$ 0.001	$ 0.001
Series B convertible redeemable preferred stock shares issued	0	467
Series B convertible redeemable preferred stock shares outstanding	0	467
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	279,475,332	116,339,293
Common stock, shares outstanding	279,475,332	116,339,293